Debt securities	12 Months Ended
Dec. 31, 2022
Disclosure Of Debt Instruments [Abstract]
Debt securities	Debt securities
a) Detail
The detail, by classification, type and currency, of Debt securities in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Classification
Financial assets held for trading	41,403	26,750	37,894
Non-trading financial assets mandatorily at fair value through profit or loss	1,134	957	700
Financial assets designated at fair value through profit or loss	2,542	2,516	2,979
Financial assets designated at fair value through other comprehensive income	75,083	97,922	108,903
Financial assets at amortised cost	73,554	35,708	26,078
	193,716	163,853	176,554
Type
Spanish government debt securities	26,876	20,638	30,397
Foreign government debt securities	121,018	102,976	110,570
Issued by financial institutions	10,176	12,324	10,133
Other fixed-income securities	35,468	27,850	25,337
Impaired financial assets	404	280	401
Impairment losses	(226)	(215)	(284)
	193,716	163,853	176,554
Currency
Euro	63,903	45,197	58,850
Pound sterling	6,732	6,304	7,372
US dollar	37,749	34,229	29,009
Brazilian real	35,841	35,907	35,139
Other currencies	49,717	42,431	46,468
Debt securities excluding impairment adjustments	193,942	164,068	176,838
Impairment losses	(226)	(215)	(284)
	193,716	163,853	176,554
The decrease in the year of the debt securities portfolio under the heading 'Financial assets at fair value with changes in other comprehensive income' of EUR 22,839 million is mainly due to portfolio sales performed during the year.
The increase in the debt securities portfolio under the heading 'Financial assets at amortized cost' of EUR 37,846 million during the year is mainly due to the origination of two new business models whose goal is to hold financial assets to collect contractual cash flows. These new business models pursue mainly two different strategies:
•Optimization of excess liquidity for approximately 16,800 million through management aimed at making profitable the liquidity maintained on the balance sheet to comply with regulatory metrics through investment in HQLAs (High Quality Liquid Assets), basically, public debt instruments or bills very short-term central bank (terms not exceeding 2 years) and that offer higher returns than the alternative of keeping the cash deposited in the central bank, with the purpose of generating margin at maturity.
•Management of the maturity of the balance sheet for approximately EUR 14,500 million through the reconstruction of ALCO portfolios that contribute to the generation of financial margin to offset, at least partially, the higher financial cost derived from the increase in the cost of customer deposits and medium/long-term wholesale financing in the face of rising interest rates, while at the same time constituting a hedging position of the balance sheet/long-term financial margin against potential future decreases in interest rates. This investment is also made mainly through liquid assets, sovereign debt, but at longer periods (3, 5, 7, 10 years).
At 31 December 2022, 2021 and 2020 the gross exposure by impairment stage of the book assets under IFRS 9 amounted to EUR 148,384 million, EUR 133,437 million and EUR 134,792 million in stage 1; EUR 75 million, EUR 128 million and EUR 72 million in stage 2, and EUR 404 million, EUR 280 million and EUR 401 million in stage 3, respectively.
b) Breakdown
The breakdown, by origin of the issuer, of debt securities at 31 December 2022, 2021 and 2020, net of impairment losses, is as follows:

EUR million
	2022				2021				2020
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	1,015	26,876	27,891	14.40%	3,773	20,638	24,411	14.90%	1,588	30,397	31,985	18.12%
United Kingdom	2,545	3,013	5,558	2.87%	3,334	2,097	5,431	3.31%	3,099	2,795	5,894	3.34%
Portugal	2,572	3,603	6,175	3.19%	3,008	3,845	6,853	4.18%	3,095	6,462	9,557	5.41%
Italy	1,948	8,329	10,277	5.31%	1,215	1,531	2,746	1.68%	1,047	4,688	5,735	3.25%
Ireland	6,141	11	6,152	3.18%	4,759	52	4,811	2.94%	2,924	2	2,926	1.66%
Poland	2,830	9,443	12,273	6.34%	2,848	12,727	15,575	9.51%	3,126	11,400	14,526	8.23%
Other European countries	8,161	9,655	17,816	9.20%	8,922	3,422	12,344	7.53%	8,211	2,891	11,102	6.29%
United States	8,950	22,318	31,268	16.14%	5,634	21,465	27,099	16.54%	6,386	14,645	21,031	11.91%
Brazil	9,201	28,191	37,392	19.30%	5,446	29,251	34,697	21.18%	5,179	33,316	38,495	21.80%
Mexico	481	17,578	18,059	9.32%	517	14,572	15,089	9.21%	435	19,053	19,488	11.04%
Chile	28	10,009	10,037	5.18%	51	9,467	9,518	5.81%	41	8,082	8,123	4.60%
Other American countries	1,560	5,960	7,520	3.88%	655	2,128	2,783	1.70%	274	3,098	3,372	1.91%
Rest of the world	390	2,908	3,298	1.70%	77	2,419	2,496	1.52%	182	4,138	4,320	2.44%
	45,822	147,894	193,716	100%	40,239	123,614	163,853	100%	35,587	140,967	176,554	100%
The detail, by issuer rating, of Debt securities at 31 December 2022, 2021 and 2020 is as follows:

EUR million
	2022				2021				2020
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	13,481	5,494	18,975	9.80%	15,956	1,773	17,729	10.82%	14,088	2,099	16,187	9.17%
AA	9,542	30,502	40,044	20.67%	2,005	26,355	28,360	17.31%	1,714	18,784	20,498	11.61%
A	10,058	48,341	58,399	30.15%	8,594	44,359	52,953	32.32%	6,228	53,655	59,883	33.92%
BBB	5,181	29,900	35,081	18.11%	5,234	20,304	25,538	15.59%	6,515	31,204	37,719	21.36%
Below BBB	2,974	33,657	36,631	18.91%	3,584	30,823	34,407	21.00%	3,431	35,164	38,595	21.86%
Unrated	4,586	—	4,586	2.37%	4,866	—	4,866	2.97%	3,611	61	3,672	2.08%
	45,822	147,894	193,716	100%	40,239	123,614	163,853	100%	35,587	140,967	176,554	100%
During 2022, 2021 and 2020, the distribution of the exposure by rating level of the previous table has not been affected by ratings reviews of the sovereign issuers.

The detail, by type of financial instrument, of private fixed-income securities at 31 December 2022, 2021 and 2020, net of impairment losses, is as follows:

EUR million
	2022	2021	2020
Securitised mortgage bonds	9,222	5,806	5,926
Other asset-backed bonds	7,120	6,304	5,479
Floating rate debt	12,397	8,081	7,829
Fixed rate debt	17,083	20,048	16,353
Total	45,822	40,239	35,587
c) Impairment losses
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2022	2021	2020
Balance at beginning of year	215	284	474
Net impairment losses for the yearA	16	28	79
Of which:
Impairment losses charged to income	30	49	91
Impairment losses reversed with a credit to income	(14)	(21)	(12)
Exchange differences and other items	(5)	(97)	(269)
Balance at end of year	226	215	284
Of which:
By geographical location of risk:
European Union	26	25	21
Latin America	200	190	263
A.Of the EUR 16 million corresponding to net provisions for the year ended 31 December 2022 (EUR 28 million and EUR 79 million at 31 December 2021 and 2020, respectively), EUR 17 million relates to financial assets at amortized cost (EUR 31 million and EUR 77 million at 31 December 2021 and 2020, respectively) and EUR -1 million relates to financial assets designated at fair value through other comprehensive income (EUR -3 million and EUR 2 million at 31 December 2021 and 2020, respectively).
At 31 December 2022, 2021 and 2020 the loan loss provision by impairment stage of the assets accounted for under IFRS9 amounted to EUR 25 million, EUR 26 million and EUR 25 million in stage 1, EUR 2 million, EUR 8 million and EUR 2 million in stage 2, and EUR 199 million, EUR 181 million and EUR 257 million in stage 3, respectively.